Consolidated Statements of Changes in Equity - KRW (₩) ₩ in Millions	Total	Share capital [member]	Capital surplus (deficit) and others [member]	Hybrid bonds [member]	Retained earnings [member]	Reserves [member]	Attributable to owners [member]	Non-controlling interests [member]
Balance (Previously stated [member]) at Dec. 31, 2018	₩ 22,324,561	₩ 44,639	₩ 256,325	₩ 398,759	₩ 22,120,355	₩ (373,442)	₩ 22,446,636	₩ (122,075)
Balance (Changes in accounting policy [member]) at Dec. 31, 2018	(5,393)				(5,393)		(5,393)
Balance (Increase (decrease) due to application of IFRS 16 [member]) at Dec. 31, 2018	(24,689)				(24,186)		(24,186)	(503)
Balance (Restated balance [member]) at Dec. 31, 2018	22,319,168	44,639	256,325	398,759	22,114,962	(373,442)	22,441,243	(122,075)
Balance at Dec. 31, 2018	22,349,250	44,639	256,325	398,759	22,144,541	(373,442)	22,470,822	(121,572)
Total comprehensive income:
Profit (loss) for the year	860,733				888,698		888,698	(27,965)
Other comprehensive income (loss) (note 12,21,22,28,30)	1,009				(41,513)	43,866	2,353	(1,344)
Total comprehensive income	861,742				847,185	43,866	891,051	(29,309)
Transactions with owners:
Annual dividends (note 33)	(667,978)				(646,828)		(646,828)	(21,150)
Interim dividends (note 33)	(80,520)				(71,870)		(71,870)	(8,650)
Share option (note 26)	1,059		295				295	764
Interest on hybrid bonds	(14,766)				(14,766)		(14,766)
Disposal of treasury shares (note 24)	300,000		300,000				300,000
Changes in ownership in subsidiaries (note 11)	98,229		51,102				51,102	47,127
Transactions with owners	(363,976)		351,397		(733,464)		(382,067)	18,091
Balance at Dec. 31, 2019	22,816,934	44,639	607,722	398,759	22,228,683	(329,576)	22,950,227	(133,293)
Total comprehensive income:
Profit (loss) for the year	1,500,538				1,504,352		1,504,352	(3,814)
Other comprehensive income (loss) (note 12,21,22,28,30)	461,822				(4,992)	369,715	364,723	97,099
Total comprehensive income	1,962,360				1,499,360	369,715	1,869,075	93,285
Transactions with owners:
Annual dividends (note 33)	(663,999)				(658,228)		(658,228)	(5,771)
Interim dividends (note 33)	(73,136)				(73,136)		(73,136)
Share option (note 26)	1,435		179				179	1,256
Interest on hybrid bonds	(14,766)				(14,766)		(14,766)
Changes in ownership in subsidiaries (note 11)	794,079		97,207				97,207	696,872
Transactions with owners	(383,051)		(329,278)		(746,130)		(1,075,408)	692,357
Acquisition of treasury shares (note 24)	(426,664)		(426,664)				(426,664)
Balance at Dec. 31, 2020	24,396,243	44,639	278,444	398,759	22,981,913	40,139	23,743,894	652,349
Total comprehensive income:
Profit (loss) for the year	2,418,989				2,407,523		2,407,523	11,466
Other comprehensive income (loss) (note 12,21,22,28,30)	1,362,192				26,371	1,039,551	1,065,922	296,270
Total comprehensive income	3,781,181				2,433,894	1,039,551	3,473,445	307,736
Transactions with owners:
Annual dividends (note 33)	(667,715)				(641,944)		(641,944)	(25,771)
Interim dividends (note 33)	(355,804)				(355,804)		(355,804)
Share option (note 26)	87,622		75,498				75,498	12,124
Interest on hybrid bonds	(14,766)				(14,766)		(14,766)
Disposal of treasury shares (note 24)	57,017		57,017				57,017
Changes from spin-off (note 41)	(15,005,397)	(14,146)	(14,460,588)			(344,452)	(14,819,186)	(186,211)
Changes in ownership in subsidiaries (note 11)	132,868		137,303				137,303	(4,435)
Transactions with owners	(15,842,286)	(14,146)	(12,300,929)		(2,978,466)	(344,452)	(15,637,993)	(204,293)
Acquisition of treasury shares (note 24)	(76,111)		(76,111)				(76,111)
Retirement of treasury shares (note 24)	1,965,952		1,965,952		(1,965,952)
Balance at Dec. 31, 2021	₩ 12,335,138	₩ 30,493	₩ (12,022,485)	₩ 398,759	₩ 22,437,341	₩ 735,238	₩ 11,579,346	₩ 755,792